Related Party Transactions - Schedule of Related Parties and their Relationships (Details)	12 Months Ended
Dec. 31, 2023
ICONIQ (Tianjin) New Energy Technology Research Institute (“ICONIQ Institute”) [Member]
Related Party Transactions - Schedule of Related Parties and their Relationships (Details) [Line Items]
Name of Related Parties	ICONIQ (Tianjin) New Energy Technology Research Institute (“ICONIQ Institute”)
Relationship	Controlled by the Company’s Chief Executive Officer and Chairman, Mr. Alan Nan Wu (100%)
Magic Minerals Limited (“Magic”) [Member]
Related Party Transactions - Schedule of Related Parties and their Relationships (Details) [Line Items]
Name of Related Parties	Magic Minerals Limited (“Magic”)
Relationship	Shareholder of the Company
My Car (Shenzhen) Technology Co., Ltd. (“My Car”) [Member]
Related Party Transactions - Schedule of Related Parties and their Relationships (Details) [Line Items]
Name of Related Parties	My Car (Shenzhen) Technology Co., Ltd. (“My Car”)
Relationship	A company which Mr. Alan Nan Wu held 25.3% and nil equity interest as of June 26, 2023 and June 30, 2023, respectively
Shenzhen Yinghehuicheng Investment Center (Limited Partnership) (“Shenzhen Yinghehuicheng”) [Member]
Related Party Transactions - Schedule of Related Parties and their Relationships (Details) [Line Items]
Name of Related Parties	Shenzhen Yinghehuicheng Investment Center (Limited Partnership) (“Shenzhen Yinghehuicheng”)
Relationship	A company controlled by a shareholder of the Company, and also a non-controlling shareholder of Tianqi Group
Tianjin Tuoda Enterprise Management Service Co., Ltd. (“Tianjin Tuoda”) [Member]
Related Party Transactions - Schedule of Related Parties and their Relationships (Details) [Line Items]
Name of Related Parties	Tianjin Tuoda Enterprise Management Service Co., Ltd. (“Tianjin Tuoda”)
Relationship	A company controlled by a group of shareholders of the Company, and also a non-controlling shareholder of Tianqi Group
Mr. Alan Nan Wu [Member]
Related Party Transactions - Schedule of Related Parties and their Relationships (Details) [Line Items]
Name of Related Parties	Mr. Alan Nan Wu
Relationship	Shareholder and Chief Executive Officer and Chairman of the Company
Vision Path Holdings Limited ("Vision Path") [Member]
Related Party Transactions - Schedule of Related Parties and their Relationships (Details) [Line Items]
Name of Related Parties	Vision Path Holdings Limited (“Vision Path”)
Relationship	Shareholder of the Company
Shanghai OBS Culture and Technology Co., Ltd. (“Shanghai OBS”) [Member]
Related Party Transactions - Schedule of Related Parties and their Relationships (Details) [Line Items]
Name of Related Parties	Shanghai OBS Culture and Technology Co., Ltd. (“Shanghai OBS”)
Relationship	A company in which the Group holds a 20% equity interest
AI Ataa [Member]
Related Party Transactions - Schedule of Related Parties and their Relationships (Details) [Line Items]
Name of Related Parties	Al Ataa
Relationship	Shareholder of the Company
Muse Limited [Member]
Related Party Transactions - Schedule of Related Parties and their Relationships (Details) [Line Items]
Name of Related Parties	Muse Limited
Relationship	A company 100% held by by Mr. Alan Nan Wu